SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

37. SUBSEQUENT EVENTS

1.	On January 10, 2025, February 10, 2025, and March 10, 2025, Telkomsel has partially paid the outstanding long-term loans to Bank Mandiri totaling to Rp4,000 billion.
2.	Based on Notarial Deed of Jose Dima Satria, S.H., M.Kn., No. 121, dated March 22, 2025, the Government transferred its ownership of 51,602,353,559 Series B shares, representing 52.09% of the Company's total shares, to PT Biro Klasifikasi Indonesia (“BKI”) through “inbreng” capital contribution. This share transfer was conducted in accordance with prevailing legal regulations, specifically Government Regulation Number 15 Year 2025 regarding the Addition of Capital Participation of the Republic of Indonesia into the Share Capital of BKI for the Establishment of an Operational Holding, and Government Regulation Number 16 Year 2025 regarding the Addition of State Capital Participation of the Republic of Indonesia into the Daya Anagata Nusantara Investment Management Agency (“Danantara”). BKI, as the transferee, serves as the Operational Holding Company, with all of its shares owned by the Government through the Minister of State-Owned Enterprises and Danantara. The Government retains its position as the Company's Ultimate Beneficial Owner through its direct ownership of 1 Series A Dwiwarna share with special rights and its indirect ownership of BKI's Series B shares through Danantara.
3.	On April 17, 2025, the Company announced plans to conduct shares buyback which is planned to be carried out during the period from May 28, 2025 to May 27, 2026, with a maximum amount of Rp3,000 billion.
4.	On April 24, 2025, Telkomsel has paid the entire outstanding loans to Bank of China amounting to Rp1,900 billion.